Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net (loss) profit	$ (233,938)	$ 471,481	$ 176,029	$ 1,150,574
Adjustments to reconcile to net profit to net cash used in operating activities
Depreciation	2,769,881	1,241,734	2,446,734	2,248,992
Amortization of intangible assets	20,164	21,105	39,061	39,179
Interest income			(71,870)	(20,924)
Interest received			65,922	20,924
Interest expense	188,183		770,230	621,971
Interest paid			(350,938)	(240,350)
Deferred tax	27,866	288,646	119,953	173,060
Administration expenses - assumed			575,923
Bad debt expense	20,455	38,160	20,901	380
Loss (gain) on fixed asset disposal			59,174	(10,408)
Changes in operating assets and liabilities:
Accounts and other receivables, net	691,525	(291,996)	(106,724)	(704,819)
Other current assets	84,710	(948,857)	(24,823)	166,681
Other non-current assets	(15,740)	(749,176)	6,269	(19,549)
Trade and other payables	(283,198)	618,416	1,938,770	(262,808)
Other current liabilities	(144,579)	531,060	301,769	(190,791)
Withholding tax receivable	(467,415)	(446,021)	(902,796)	(829,383)
Provision for employee benefits	184,625	181,428	371,834	1,006,330
Net cash provided by operating activities	2,842,539	955,980	5,435,418	3,149,059
Investing activities
Purchase of property and equipment	(1,110,315)	(996,502)	(1,844,177)	(1,666,032)
Proceeds from disposal of property and equipment	1,911	925	19,537	29,706
Purchase of intangible assets	(22,000)	52,233	(101,446)	(98,311)
Loans to related parties		(224,106)	(293,404)
Net cash (used in) investing activities	(1,130,404)	(1,167,450)	(2,219,490)	(1,734,637)
Financing activities
Proceeds from borrowings		12,936,058	956,554	1,282,283
Repayment of borrowings	(1,127,666)	(12,731,364)	(811,535)
Lease payments	(1,832,356)	(328,439)
Principal finance lease payments			(1,454,992)	(1,613,380)
Capital distribution			(1,000,000)	(4,004,574)
Net cash (used in) provided by financing activities	(2,960,022)	(123,745)	(2,309,973)	(4,335,671)
Effect of exchange rate changes on cash	59,088	77,837	317,172	(853,008)
Net increase (decrease) in cash and cash equivalents, and restricted cash	(1,188,799)	(257,378)	1,223,127	(3,774,257)
Cash and cash equivalents, and restricted cash at beginning of year	5,461,565	4,238,438	4,238,438	8,012,695
Cash and cash equivalents, and restricted cash at end of year	4,272,766	3,981,060	5,461,565	4,238,438
Leasehold improvements through finance leases			1,356,884	1,239,203
Related party loan replaced by third party loan			$ 13,056,120
Increase of lease liability and right of use assets	$ 6,121,542